Debt - Summary of Term Debt Facility (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt	$ 177,913	$ 54,636	$ 7,000
Term Debt Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal value of debt	115,000
Transaction costs	(9,461)
Accretion	3,397
Fair value assigned to warrants, at issuance	(13,933)
Debt	$ 95,003